Jul. 31, 2018

Ivy Funds

Supplement dated April 30, 2019 to the

Ivy Funds Prospectus

dated July 31, 2018

as supplemented July 31, 2018, August 17, 2018, November 5, 2018, December 3, 2018, January 31, 2019, February 21, 2019 and April 16, 2019

The following is inserted as a new paragraph following the second paragraph of the “Ivy Energy Fund — Principal Investment Strategies” section on page 149:

The Fund is non-diversified, meaning that it may invest a significant portion of its total assets in a limited number of issuers.

The following is inserted as a new bullet point immediately preceding the “Value Stock Risk” bullet point of the “Ivy Energy Fund — Principal Investment Risks” section on page 151:

∎
Non-Diversification Risk. The Fund is a “non-diversified” mutual fund and, as such, its investments are not required to meet certain diversification requirements under Federal law. Compared with “diversified” portfolios, the Fund may invest a greater percentage of its assets in the securities of an issuer. Thus, the Fund may hold fewer securities than other portfolios. A decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree than if the Fund held more diversified holdings.

The following is inserted as a new paragraph following the second paragraph of the “Ivy Natural Resources Fund — Principal Investment Strategies” section on page 166:

The Fund is non-diversified, meaning that it may invest a significant portion of its total assets in a limited number of issuers.

The following is inserted as a new bullet point immediately following the “Natural Resources Industry Risk” bullet point of the “Ivy Natural Resources Fund — Principal Investment Risks” section on page 168:

∎
Non-Diversification Risk. The Fund is a “non-diversified” mutual fund and, as such, its investments are not required to meet certain diversification requirements under Federal law. Compared with “diversified” portfolios, the Fund may invest a greater percentage of its assets in the securities of an issuer. Thus, the Fund may hold fewer securities than other portfolios. A decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree than if the Fund held more diversified holdings.